Reverse recapitalization (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 29, 2023	Jun. 30, 2023	Jun. 30, 2022
Reverse recapitalization (Details) [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Common stock shares issued (in Shares)	312,200
Common Stock (in Shares)	32,500,000		750,000
Funds held		$ 8,138,230
Trust account		$ 9,782
Redeemed shares (in Shares)		5,072,945
Redeem public shares (in Shares)	628,688
Transaction costs		$ 1,640,128	$ 833,333	$ 916,666
Prepayment of working capital loans issued		$ 708,600
Series A Preferred Stock [Member]
Reverse recapitalization (Details) [Line Items]
Preferred Stock, shares issued (in Shares)	0		1,203,695
New Estrella’s Capitalization [Member]
Reverse recapitalization (Details) [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Non-assessable share of common stock, par value (in Dollars per share)	$ 0.001
Preferred stock shares issued, description	Estrella issued (i) 1,520,000 shares of Series A Preferred Stock were issued to Lianhe World for $1,520,000, (ii) 1,000,000 shares of Series A Preferred Stock were issued to CoFame for $1,000,000, (iii) 730,000 shares of Series A Preferred Stock were issued to Tiger for $730,000 for deferred commission, (iv) 2,000,000 shares of Series A Preferred Stock were issued to Smart Crest for $2,000,000; (v) 2,000,000 shares of Series A Preferred Stock were issued to Xiao for $2,000,000 and (vi) 2,000,000 shares of Series A Preferred Stock were issued to Wang for $2,000,000, immediately prior to the Effective Time
New Estrella’s Capitalization [Member] | Series A Preferred Stock [Member]
Reverse recapitalization (Details) [Line Items]
Common stock shares issued (in Shares)	500,000
Preferred stock Value	$ 500,000
Preferred Stock, shares issued (in Shares)	250,000
Hongbin Zhang [Member] | New Estrella’s Capitalization [Member]
Reverse recapitalization (Details) [Line Items]
Promissory note	$ 300,000
Estrella [Member] | New Estrella’s Capitalization [Member]
Reverse recapitalization (Details) [Line Items]
Common Stock (in Shares)	0.2407
UPTD [Member]
Reverse recapitalization (Details) [Line Items]
Reverse recapitalization	$ 726,339
Funds held	8,138,230
Trust account	$ 9,782
Redeemed shares (in Shares)	5,072,945
Redeem public shares (in Shares)	467,122
Transaction costs	$ 1,640,128
Prepayment of working capital loans issued	$ 708,600
UPTD [Member] | New Estrella’s Capitalization [Member]
Reverse recapitalization (Details) [Line Items]
Common stock shares issued (in Shares)	500,000
Hongbin Zhang [Member] | New Estrella’s Capitalization [Member]
Reverse recapitalization (Details) [Line Items]
Interest rate	12.00%